Submission	May 16, 2025
Submission [Line Items]
Central Index Key	0001600620
Registrant Name	Aurinia Pharmaceuticals Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES